As filed with the Securities and Exchange Commission on February 9, 2011

1933 Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.

VIRTUS OPPORTUNITIES TRUST

(Virtus AlphaSector Rotation Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

The Registrant has registered an indefinite amount of securities of its Virtus AlphaSector Rotation Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended September 30, 2010 was filed with the Commission on December 21, 2010.

It is proposed that this filing will become effective on March 11, 2011, pursuant to Rule 488 of the Securities Act of 1933.

Virtus Mutual Funds C/O State Street Bank & Trust Co PO Box 8301 Boston, MA 02266-8301	Toll Free 800-243-1574 Virtus.com

March     , 2011

Dear Shareholder:

The Board of Trustees of Virtus Opportunities Trust (the “Trust”) has approved the reorganization of Virtus AlphaSector Allocation Fund (“AlphaSector Allocation”), a series of the Trust, into Virtus AlphaSector Rotation Fund (“AlphaSector Rotation”), a separate series of the Trust. AlphaSector Rotation’s investment objective and investment strategies are similar to those of AlphaSector Allocation. The reorganization is expected to be completed on or about March     , 2011. Once the reorganization is completed, you will become a shareholder of AlphaSector Rotation and will receive shares of the corresponding class of AlphaSector Rotation with an aggregate net asset value equal to the aggregate net asset value of your investment in AlphaSector Allocation. No sales charge will be imposed in connection with the reorganization.

The Board of Trustees of the Trust believes that the reorganization offers you the opportunity to pursue your investment goals in a larger fund with a stronger performance history. The Board of Trustees has carefully considered and has unanimously approved the reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of AlphaSector Allocation and its shareholders. The expenses associated with the reorganization will be paid by AlphaSector Rotation.

You are not being asked to vote on, or take any other action in connection with, the reorganization.

If you have any questions, please call (800) 243-1574 between 8:30 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, Friday until 5:00 p.m. We are committed to serving you and appreciate your continued investment in Virtus Mutual Funds.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

Mutual Funds distributed by VP Distributors, Inc.

ACQUISITION OF ASSETS OF

VIRTUS ALPHASECTOR ALLOCATION FUND a series of

Virtus Opportunities Trust c/o VP Distributors, Inc. 101 Munson Street Greenfield, Massachusetts 01301 (800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS ALPHASECTOR ROTATION FUND another series of

Virtus Opportunities Trust

PROSPECTUS/INFORMATION STATEMENT

DATED MARCH     , 2011

This Prospectus/Information Statement is being furnished in connection with the reorganization of Virtus AlphaSector Allocation Fund (“AlphaSector Allocation”), a series of Virtus Opportunities Trust (the “Trust”), into the Virtus AlphaSector Rotation Fund (“AlphaSector Rotation”), another series of the Trust. This Prospectus/Information Statement is being mailed on or about March 29, 2011.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

GENERAL

The Board of Trustees of the Trust has approved the reorganization of AlphaSector Allocation into AlphaSector Rotation. AlphaSector Allocation and AlphaSector Rotation are sometimes referred to respectively in this Prospectus/Information Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of AlphaSector Allocation will be acquired by AlphaSector Rotation in exchange for Class A, Class C and Class I shares of AlphaSector Rotation and the assumption by AlphaSector Rotation of the liabilities of AlphaSector Allocation (the “Reorganization”). Class A, Class C and Class I shares of AlphaSector Rotation will be distributed to each shareholder in liquidation of AlphaSector Allocation, and AlphaSector Allocation will be terminated as a series of the Trust. You will then hold that number of full and fractional shares of AlphaSector Rotation which have an aggregate net asset value equal to the aggregate net asset value of your shares of AlphaSector Allocation.

AlphaSector Allocation and AlphaSector Rotation are separate diversified series of the Trust, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of AlphaSector Allocation is similar to that of AlphaSector Rotation, as follows:

Fund	Investment Objective

AlphaSector Allocation	Long-term capital appreciation and current income.

AlphaSector Rotation	Long-term capital appreciation.

The investment strategies for AlphaSector Allocation are similar to those for AlphaSector Rotation. However, there is a differences. Under normal circumstances, AlphaSector Allocation allocates its assets in a mix of underlying exchange-traded funds (“ETFs”) and an affiliated fixed income mutual fund, with a target allocation of approximately 75% of assets in underlying ETFs that seek to track the AlphaSectorSM Rotation Index (“ASRX”), a public index published by NASDAQ, and approximately 25% of assets in the Virtus Bond Fund. On the other hand, AlphaSector Rotation invests all its assets in underlying ETFs that seek to track the ASRX. While these allocations are different, they are both aggressive in their focus on equities.

Virtus Investment Advisers, Inc. (“VIA”) serves as the investment adviser for both Funds, and F-Squared Investments, Inc. (“F-Squared”) serves as the investment subadviser for both Funds.

This Prospectus/Information Statement explains concisely the information about AlphaSector Rotation that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about AlphaSector Allocation:	How to Obtain this Information:

Prospectus of the Trust relating to AlphaSector Allocation, dated January 31, 2011

Statement of Additional Information of the Trust relating to AlphaSector Allocation, dated January 31, 2011

Annual Report of the Trust relating to AlphaSector Allocation for the year ended September 30, 2010

Copies are available upon request and without charge if you:

•     Visit www.virtus.com on the internet; or

•     Write to VP Distributors, Inc.

100 Pearl Street

Hartford, CT 06103; or

•     Call (800) 243-1574 toll-free.

Information about AlphaSector Rotation:	How to Obtain this Information:

Prospectus of the Trust relating to AlphaSector Rotation, dated January 31, 2011, which accompanies this Prospectus/Information Statement

Statement of Additional Information of the Trust relating to AlphaSector Rotation, dated January 31, 2011

Annual Report of the Trust relating to AlphaSector Rotation for the year ended September 30, 2010

Copies are available upon request and without charge if you:

•     Visit www.virtus.com on the internet; or

•     Write to VP Distributors, Inc.

100 Pearl Street

Hartford, CT 06103; or

•     Call (800) 243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:

Statement of Additional Information dated March , 2011, which relates to this Prospectus/Information Statement and the Reorganization	Copies are available upon request and without charge if you: • Write to VP Distributors, Inc., 100 Pearl Street, Hartford, CT 06103; or • Call (800) 243-1574 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information contained in the Prospectus of AlphaSector Allocation dated January 31, 2011 (SEC File No. 811-07455) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) Information relating to AlphaSector Rotation contained in the Prospectus of the Trust dated January 31, 2011 (SEC File No. 811-07455) also is incorporated by reference in this document. The Statement of Additional Information dated March __, 2011, relating to this Prospectus/Information Statement and the Reorganization, which includes the financial statements of the Trust relating to AlphaSector Allocation and AlphaSector Rotation for the year ended September 30, 2010, is incorporated by reference in its entirety in this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in AlphaSector Rotation:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBITS.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statement of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Information Statement as Exhibit A.

Why is the Reorganization occurring?

The proposed Reorganization will allow shareholders of AlphaSector Allocation to own a fund that is similar in style, but has a greater amount of assets. AlphaSector Rotation has a similar investment objective, and has outperformed AlphaSector Allocation for the one-year period ended December 31, 2009, although AlphaSector Allocation has higher performance for the five-year and year-to-date periods ended December 31, 2009. However, the Board noted that the Subadviser has only managed the Fund since October 2009, and has a consistent high performance record. Total fund operating expenses for the combined Funds are expected to be lower than AlphaSector Allocation’s current total operating expenses on a pro-forma basis. The Reorganization could create better efficiencies for the portfolio management team and perhaps lower expenses for AlphaSector Rotation as assets grow, which could benefit shareholders of AlphaSector Allocation.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in-kind of all of the assets of AlphaSector Allocation to AlphaSector Rotation in exchange for Class A, Class C and Class I shares of AlphaSector Rotation;

•	the assumption by AlphaSector Rotation of all of the liabilities of AlphaSector Allocation;

•	the liquidation of AlphaSector Allocation by the distribution of Class A, Class C and Class I shares of AlphaSector Rotation to AlphaSector Allocation’s shareholders; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about March 25, 2011.

After the Reorganization, what shares of AlphaSector Rotation will I own?

If you own Class A, Class C or Class I shares of AlphaSector Allocation, you will own Class A, Class C or Class I shares, respectively, of AlphaSector Rotation. The new shares you receive will have the same total value as your shares of AlphaSector Allocation immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will result in better operating efficiencies. Upon the reorganization of AlphaSector Allocation into AlphaSector Rotation, operating efficiencies may be achieved by AlphaSector Rotation because it will have a greater level of assets. As of December 31, 2010, AlphaSector Allocation’s net assets were approximately $40.6 million and AlphaSector Rotation’s net assets were approximately $446.9 million. It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. Total gross fund operating expenses as of the period ended

September 30, 2010 for Class A, Class C and Class I shares of AlphaSector Allocation are 1.51%, 2.26% and 1.26%, respectively, while current total gross operating expenses for the Class A, Class C and Class I shares of AlphaSector Rotation are 1.27%, 2.02% and 1.02%, respectively; however, as a result of the Reorganization, AlphaSector Rotation’s expenses are expected to be reduced to 1.26%, 2.01% and 1.01% for the Class A, Class C and Class I shares, respectively, on a pro forma basis.

After the Reorganization, the value of your shares will depend on the performance of AlphaSector Rotation rather than that of AlphaSector Allocation. The Board of Trustees of the Trust believes that the Reorganization will benefit both AlphaSector Allocation and AlphaSector Rotation. The costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, are estimated to be $55,000 and will be paid by AlphaSector Rotation.

Like AlphaSector Allocation, AlphaSector Rotation will declare and pay dividends from net investment income semiannually and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class C and Class I shares of AlphaSector Rotation or distributed in cash, in accordance with your election.

The Trustees of the Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Trustees”), have concluded that the Reorganization would be in the best interests of both Funds and their respective shareholders, and that their interests will not be diluted as a result of the Reorganization.

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class C and Class I shares, as applicable, of AlphaSector Rotation in the same manner as you did for your shares of AlphaSector Allocation before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The investment objective of AlphaSector Allocation is similar to AlphaSector Rotation. The investment objective of AlphaSector Allocation is non-fundamental, which means that it may be changed by vote of the Trustees, without shareholder approval, upon 60 days notice, while the investment objective of AlphaSector Rotation is a fundamental policy and may not be changed without the vote of a majority of its outstanding voting securities. The investment strategies of the Funds are also similar.

The following tables summarize a comparison of AlphaSector Allocation and AlphaSector Rotation with respect to their investment objectives and principal investment strategies, as set forth in the respective Prospectuses and Statement of Additional Information relating to the Funds.

	AlphaSector Allocation	AlphaSector Rotation

Investment Objective	Long-term capital appreciation and current income.	Long-term capital appreciation.

Principal Investment Strategies

Under normal conditions, the Fund allocates its assets in a mix of underlying ETFs and an affiliated fixed income mutual fund, with a target allocation of approximately 75% of assets in underlying ETFs that seek to track the AlphaSectorSM Rotation Index (“ASRX” or “Index”), a public index published by NASDAQ, and approximately 25% of assets in the Virtus Bond Fund.

ASRX is an active Index that may invest in the nine Select Sector SPDR® ETFs, representing the primary sectors of the S&P 500® Index, plus an ETF representing short-term U.S. Treasuries. Compilation of the Index is based on a proprietary quantitative model that seeks to evaluate “true” trends within each sector by adjusting for market noise and changing levels of volatility in the market.

The Fund seeks to track the ASRX through investment in ETFs.

ASRX is an active index that may invest in the nine Select Sector SPDR® ETFs, representing the primary sectors of the S&P 500® Index, plus an ETF representing short-term U.S. Treasuries. Compilation of the Index is based on a proprietary quantitative model that seeks to evaluate “true” trends within each sector by adjusting for market noise and changing levels of volatility in the market.

The model allocates to the nine sectors using a binary model, with sectors either included in the portfolio or entirely excluded. The analytical model does not attempt to determine relative weights versus the S&P 500® Index weights or relative to other sector weights; it simply seeks to determine whether or not each sector is positioned to produce positive absolute returns.

AlphaSector Allocation	AlphaSector Rotation

The model allocates to the nine sectors using a binary model, with sectors either included in the portfolio or entirely excluded. The analytical model does not attempt to determine relative weights versus the S&P 500® Index weights or relative to other sector weights; it simply seeks to determine whether or not each sector is positioned to produce positive absolute returns.

Sectors that are included in the Index are equally weighted, with a maximum allocation per sector of 25% at time of rebalancing. When three or fewer sectors are represented, the remainder of the Index is allocated to an ETF that represents short-term U.S. Treasuries, up to 100%.

In times of extreme market weakness, both the Index and the Fund have the ability to move partially or fully to short-term U.S. Treasuries.

The Subadviser provides the Adviser with a model portfolio monthly based on the Index. The Adviser is responsible for final portfolio allocation decisions and for placing all transactions. The Adviser monitors the Fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain the target allocations among the ASRX-based ETFs and the Virtus Bond Fund, while taking into account any other factors the Adviser may deem relevant, such as cash flow and/or timing considerations. The Subadviser to the Virtus Bond Fund is responsible for deciding which securities to purchase and sell for that fund.

The Fund may also invest in stocks and high-quality, short-term securities.

Sectors that are included in the Index are equally weighted, with a maximum allocation per sector of 25% at time of rebalancing. When three or fewer sectors are represented, the remainder of the Index is allocated to an ETF that represents short-term U.S. Treasuries, up to 100%.

In times of extreme market weakness, both the Index and the Fund have the ability to move partially or fully to short-term U.S. Treasuries.

The Subadviser provides the Adviser with a model portfolio monthly based on the Index. The Adviser is responsible for final portfolio allocation decisions and for placing all transactions. The Adviser monitors the Fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain the target allocations among the ASRX-based ETFs, while taking into account any other factors the Adviser may deem relevant, such as cash flow and/or timing considerations.

The Fund may also invest in stocks and high-quality, short-term securities.

The principal risks of the Funds are similar as well. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statement of Additional Information of the Funds.

During periods of adverse market conditions, a Fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. government, high quality commercial paper, certificates of deposit, bankers acceptances, bank interest bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Fund may not achieve its investment objective.

Although AlphaSector Allocation and AlphaSector Rotation have similar investment objectives and investment strategies, the shares in the Virtus Bond Fund held by AlphaSector Allocation will be sold in connection with the Reorganization in order to comply with the policies and investment practices of AlphaSector Rotation. When such sales occur, however, neither Fund is expected to incur any transaction costs because the Funds do not incur such costs when investing in affiliated mutual funds.

How do the Funds’ fees and expenses compare?

AlphaSector Allocation and AlphaSector Rotation each offers three classes of shares (Class A, Class C and Class I). You may refer to each Fund’s Prospectus and Statement of Additional Information for more information on its shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class C and Class I shares of each of the Funds. The columns entitled “AlphaSector Rotation (Pro Forma)” show you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts for the Class A, Class C and Class I shares of AlphaSector Allocation and AlphaSector Rotation set forth in the following tables and in the examples are based on the expenses for the 12-month periods ended September 30, 2010. The amounts for Class A, Class C and Class I shares of AlphaSector Rotation (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of AlphaSector Rotation would have been for the 12-month period ended September 30, 2010, assuming the Reorganization had taken place on October 1, 2009.

With respect to AlphaSector Allocation, VIA has also voluntarily agreed to waive a portion of its management fee associated with the Fund’s fixed income portfolio, which will reduce the total annual operating expenses at the annual rate of 0.09% as applied to the Fund’s net assets. VIA may discontinue this fee waiver at any time.

Shareholder Fees (fees paid directly from your investment)

	AlphaSector Allocation Class A		AlphaSector Rotation Class A		AlphaSector Rotation (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	5.75%		5.75%		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	(a)	None	(a)	None	(a)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (expenses that you pay each year as a percentage of the value of your investment)

	AlphaSector Allocation Class A	AlphaSector Rotation Class A	AlphaSector Rotation (Pro Forma) Class A
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees(b)	0.25%	0.25%	0.25%
Other Expenses	0.47%	0.36%	0.35%
Acquired Fund Fees and Expenses (Underlying ETFs and Mutual Funds)(c)	0.34%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.51%	1.27%	1.26%

Shareholder Fees (fees paid directly from your investment)

	AlphaSector Allocation Class C		AlphaSector Rotation Class C		AlphaSector Rotation (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00	%(d)	1.00	%(d)	1.00	%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (expenses that you pay each year as a percentage of the value of your investment)

	AlphaSector Allocation Class C	AlphaSector Rotation Class C	AlphaSector Rotation (Pro Forma) Class C
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees(b)	1.00%	1.00%	1.00%
Other Expenses	0.47%	0.36%	0.35%
Acquired Fund Fees and Expenses (Underlying ETFs and Mutual Funds)(c)	0.34%	0.21%	0.21%
Total Annual Fund Operating Expenses	2.26%	2.02%	2.01%

Shareholder Fees (fees paid directly from your investment)

	AlphaSector Allocation Class I	AlphaSector Rotation Class I	AlphaSector Rotation (Pro Forma) Class I
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Fees and Expenses (expenses that you pay each year as a percentage of the value of your investment)

	AlphaSector Allocation Class I	AlphaSector Rotation Class I	AlphaSector Rotation (Pro Forma) Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees(b)	None	None	None
Other Expenses	0.47%	0.36%	0.35%
Acquired Fund Fees and Expenses (Underlying ETFs and Mutual Funds)(c)	0.34%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.26%	1.02%	1.01%

(a)	A contingent deferred sales charge of 0.50% may apply on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
(b)	Distribution and Shareholder Servicing (12b-1) Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The deferred sales charge is imposed on Class C shares redeemed during the first year only.

The tables below show examples that are intended to help you compare the cost of investing in the Funds and AlphaSector Rotation Pro Forma, assuming the Reorganization takes place. The examples assume that you invest $10,000 in the Funds for the one-, three-, five- and ten-year periods as indicated. They show your costs if you sold your shares at the end of the period or continued to hold them. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Examples of Fund Expenses

	Class A
	One Year	Three Years	Five Years	Ten Years
AlphaSector Allocation	$711	$1,016	$1,343	$2,266

AlphaSector Rotation	$697	$955	$1,232	$2,021

AlphaSector Rotation (Pro Forma)	$696	$952	$1,227	$2,010

	Class C
	One Year	Three Years	Five Years	Ten Years
AlphaSector Allocation	$320	$698	$1,202	$2,588
AlphaSector Rotation	$305	$634	$1,088	$2,348
AlphaSector Rotation (Pro Forma)	$304	$630	$1,083	$2,338

	Class I
	One Year	Three Years	Five Years	Ten Years
AlphaSector Allocation	$119	$391	$683	$1,515

AlphaSector Rotation	$104	$325	$563	$1,248

AlphaSector Rotation (Pro Forma)	$103	$322	$558	$1,236

You would pay the following expenses if you did not redeem your shares:

	Class C
	One Year	Three Years	Five Years	Ten Years
AlphaSector Allocation	$220	$698	$1,202	$2,588

AlphaSector Rotation	$205	$634	$1,088	$2,348

AlphaSector Rotation (Pro Forma)	$204	$630	$1,083	$2,338

Portfolio Turnover

The Funds pays transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, AlphaSector Allocation’s portfolio turnover rate was 147% of the average value of its portfolio, while AlphaSector Rotation’s portfolio turnover rate was 245% of the average value of its portfolio.

How do the Funds’ performance records compare?

The following charts show how the Class A shares of AlphaSector Allocation and AlphaSector Rotation have performed in the past. The Class A and Class C shares of the Funds commenced operations on August 1, 2003, and the Class I shares commenced operations on October 1, 2009. AlphaSector Allocation, a series of the Trust (“Allocation Successor Fund”), is the successor of the Phoenix Wealth Guardian PHOLIO, a series of Phoenix PHOLIOs (“Allocation Predecessor Fund”), resulting from a reorganization of the Allocation Predecessor Fund with and into the Allocation Successor Fund on September 24, 2007. At the time of the reorganization, the Allocation Predecessor Fund and the Allocation Successor Fund had identical investment objectives and strategies. The Allocation Successor Fund has adopted the past performance of the Allocation Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Allocation Predecessor Fund prior to AlphaSector Allocation’s commencement date.

AlphaSector Rotation, a series of the Trust (“Rotation Successor Fund”), is the successor of the Phoenix Wealth Builder PHOLIO, a series of Phoenix PHOLIOs (“Rotation Predecessor Fund”), resulting from a reorganization of the Rotation Predecessor Fund with and into the Rotation Successor Fund on September 24, 2007. At the time of the reorganization, the Rotation Predecessor Fund and the Rotation Successor Fund had identical investment objectives and strategies. The Rotation Successor Fund has adopted the past performance of the Rotation Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Rotation Predecessor Fund prior to AlphaSector Rotation’s commencement date. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss in each full calendar year for the Class A shares of AlphaSector Allocation and of AlphaSector Rotation.

These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return has varied from year-to-year. These charts include the effects of Fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

AlphaSector Allocation—Class A

High Quarter: 2nd—2009    +12.34%

Low Quarter: 4th—2008    -13.35%

AlphaSector Rotation—Class A

Best Quarter: 2nd—2009    +14.28%

Low Quarter: 4th—2008    -17.03%

The next set of tables lists the average annual total return by class of AlphaSector Allocation and AlphaSector Rotation for the past one and five years, and since inception (through December 31, 2010). The after-tax returns shown are for Class A shares of AlphaSector Allocation and AlphaSector Rotation; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the periods ended 12/31/2010)(1)

AlphaSector Allocation	1 Year Ended 12/31/10	5 Years Ended 12/31/10	Since Inception 8/1/2003	Since Inception 10/1/2009
Class A shares
Return Before Taxes	6.16%	2.41%	4.33%	—
Return After Taxes on Distributions(2)	5.89%	1.47%	3.38%	—
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	4.31%	1.65%	3.31%	—
Class C shares
Return Before Taxes	11.71%	2.85%	4.37%	—
Class I shares
Return Before Taxes	12.92%	—	—	16.05%
S&P 500® Index	15.06%	2.29%	5.51%	19.74%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.32%	5.06%
AlphaSector Allocation Linked Benchmark	13.31%	4.46%	6.01%	16.27%

AlphaSector Rotation	1 Year Ended 12/31/10	5 Years Ended 12/31/10	Since Inception 8/1/2003	Since Inception 10/1/2009
Class A shares
Return Before Taxes	7.30%	1.86%	4.33%	—
Return After Taxes on Distributions(2)	7.09%	1.09%	3.57%	—
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	5.00%	1.37%	3.51%	—
Class C shares
Return Before Taxes	12.90%	2.30%	4.38%	—
Class I shares
Return Before Taxes	14.11	—	—	18.68%
S&P 500® Index	15.06%	2.29%	5.51%	19.74%
AlphaSector Rotation Linked Benchmark	15.06%	3.78%	6.05%	19.74%

(1)	Each Fund’s average annual returns in the tables above reflect the deduction of the maximum sales charge for an investment in the Fund’s Class A shares and a full redemption in the Fund’s Class C and Class I shares.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for Class A shares; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a tax loss realized on sale of fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The AlphaSector Allocation Linked Benchmark consists of an allocation of 75% S&P 500® Index and 25% Barclays Capital U.S. Aggregate Bond Index. Prior to September 29, 2009, its performance represented an allocation consisting of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index. The AlphaSector Rotation Linked Benchmark consists of the S&P 500® Index. Prior to September 29, 2009, its performance represented an allocation consisting of 80% S&P 500® Index and 20% Barclays Capital U.S. Aggregate Bond Index.

The indexes are calculated on a total-return basis with dividends reinvested. These indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statement of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about AlphaSector Rotation is also contained in management’s discussion of AlphaSector Rotation’s performance, which appears in the most recent Annual Report of the Trust relating to AlphaSector Rotation.

Who will be the Adviser of my Fund after the Reorganization? What will the advisory fees be after the Reorganization?

Management of the Funds

The overall management of the Funds is the responsibility of, and is supervised by, the Board of Trustees of the Trust.

Adviser

VIA (the “Adviser”) is the investment adviser for AlphaSector Rotation and is responsible for managing the Fund’s investment program, including full discretion for all final portfolio investment allocation decisions and placing all transactions, and for the general operations of the Fund, including oversight of the Fund’s Subadviser and recommending its hiring, termination and replacement.

Facts about the Adviser:

•	The Adviser is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. and has acted as an investment adviser for over 70 years.

•	The Adviser acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients, with assets under management of approximately $13.8 billion as of September 30, 2010.

•	The Adviser is located at 100 Pearl Street, Hartford, Connecticut 06103.

Subadviser

F-Squared (the “Subadviser”) serves as the limited services subadviser to AlphaSector Rotation. Pursuant to the Limited Services Subadvisory Agreement with the Adviser, the Subadviser is responsible for providing the Adviser with a model portfolio monthly based on the ASRX, while the Adviser retains discretion for all investment decisions.

Facts about the Subadviser:

•	The Subadviser is a wholly-owned subsidiary of F-Squared Investment Management LLC, a private company, and has been an investment adviser since 2006.

•	The Subadviser is located at 16 Laurel Avenue, Wellesley, Massachusetts 02481.

•	The Subadviser had approximately $1.5 billion in assets under management as of December 31, 2010.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, with respect to AlphaSector Allocation and a number of other funds, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for the fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. Because the exemptive order does not apply to AlphaSector Rotation, any of these actions with respect to AlphaSector Rotation would require prior approval by its shareholders.

Portfolio Management

Howard Present, is co-founder, President and CEO of F-Squared. As Portfolio Manager, he is responsible for providing the model portfolios to VIA for both Funds and for Virtus Premium AlphaSector Fund. Prior to F-Squared, he was founder and President of Helicon Partners LLC (2004-2006), a boutique management firm specializing in new business development within the financial services industry. Mr. Present has over 20 years of investment management industry experience.

Amy Robinson, is Managing Director of VIA (since 1992) and leads VIA’s equity trading function. Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. As Portfolio Manager of both Funds and for Virtus Premium AlphaSector Fund, she is responsible for determining final allocations and trading decisions following receipt of the Subadviser’s investment recommendations. Ms. Robinson has 29 years of investment experience and is former president of the Security Traders Association of Connecticut.

Please refer to the Statement of Additional Information for additional information about AlphaSector Rotation’s portfolio management, including the structure of and method of computing compensation, other accounts managed and ownership of shares of AlphaSector Rotation.

Advisory Fees

For its management and supervision of the daily business affairs of AlphaSector Rotation, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of AlphaSector Rotation’s net assets at the following annual rates:

First $1 billion	0.45%
Over $1 billion	0.40%

Subadvisory Fees

Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to AlphaSector Rotation. The Fund does not pay a fee to the Subadviser. The Adviser pays the Subadviser a subadvisory fee on the Fund’s average daily net assets at the following annual rates:

First $1 billion	0.20%
Over $1 billion	0.175%

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of McDermott Will & Emery LLP that the Reorganization contemplated by the Plan shall, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that AlphaSector Allocation and AlphaSector Rotation each will be a “party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result, for federal income tax purposes, no gain or loss will be recognized by AlphaSector Allocation or its shareholders as a result of receiving shares of AlphaSector Rotation in connection with the Reorganization. The aggregate tax basis and holding period of the shares of AlphaSector Rotation that are received by the shareholders of AlphaSector Allocation will be the same as the aggregate tax basis and holding period of the shares of AlphaSector Allocation previously held by such shareholders, provided that such shares of AlphaSector

Allocation are held as capital assets. In addition, no gain or loss will be recognized by AlphaSector Rotation upon the receipt of the assets of AlphaSector Allocation in exchange for shares of AlphaSector Rotation and the assumption by AlphaSector Rotation of AlphaSector Allocation’s liabilities, and the holding period and tax basis of the assets of AlphaSector Allocation in the hands of AlphaSector Rotation as a result of the Reorganization will be the same as in the hands of AlphaSector Allocation immediately prior to the Reorganization.

RISKS

Are the risk factors for the Funds similar?

Yes. The risk factors are similar due to the similar investment objectives and investment styles of the Funds. The risks of AlphaSector Rotation are described in greater detail in that Fund’s Prospectus and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following descriptions highlight the primary risks associated with investment in each of the Funds.

Each of the Funds is subject to Equity Securities Risk, Exchange-Traded Funds (ETFs) Risk, Market Volatility Risk, Industry/Sector Concentration Risk and U.S. Government Securities Risk.

•

Equity Securities Risk—Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected

•

Exchange-Traded Funds (ETFs) Risk—ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

•

Market Volatility Risk—The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Instability in the financial markets has led to volatile financial markets that expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.

•

Industry/Sector Concentration Risk—The value of the investments of a fund that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting the industries or market sectors in which the fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

•

U.S. Government Securities Risk—Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

AlphaSector Allocation is also subject to Credit Risk, Interest Rate Risk and Mutual Fund Investing Risk.

•

Credit Risk—The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

•

Interest Rate Risk—The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

•

Mutual Fund Investing Risk—Through its investments in other mutual funds, the fund is exposed to not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs.

Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Funds have similar investment objectives. The proposed Reorganization will allow shareholders of AlphaSector Allocation to own a fund that is similar in style, and with a greater amount of assets. The Reorganization could create better efficiencies for the portfolio management team and perhaps lower expenses for AlphaSector Rotation, which could benefit shareholders of AlphaSector Allocation.

At a Board meeting held on November 16-18, 2010, the Board of Trustees of the Trust, on behalf of AlphaSector Allocation, considered and unanimously approved the Reorganization. They determined that the Reorganization was in the best interests of AlphaSector Allocation and its shareholders, and that the interests of the existing shareholders of AlphaSector Allocation will not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Board of Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Board of Trustees noted that AlphaSector Rotation has a similar investment objective as AlphaSector Allocation and has outperformed AlphaSector Allocation for the one-year period ended December 31, 2009, although AlphaSector Allocation has higher performance for the five-year and year-to-date periods ended December 31, 2009. However, the Board noted that the Subadviser has only managed the Fund since October 2009, and has a consistent high performance record. In addition, it is expected that the expenses for the combined Funds will be slightly lower than AlphaSector Allocation’s current total operating expenses on a pro-forma basis.

The Board of Trustees considered the relative asset size of each Fund. As of December 31, 2010, AlphaSector Allocation’s assets were approximately $40.6 million and AlphaSector Rotation’s assets were approximately $446.9 million.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•	the fact that AlphaSector Allocation and AlphaSector Rotation have similar investment objectives and principal investment strategies;

•	the fact that AlphaSector Rotation will bear the expenses incurred by the Funds in connection with the Reorganization;

•	the benefits to shareholders, including operating efficiencies, which may be achieved from combining the Funds;

•	the fact that AlphaSector Rotation will assume all of the liabilities of AlphaSector Allocation;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of AlphaSector Allocation, including the ability to redeem their shares.

During their consideration of the Reorganization, the Board of Trustees of the Trust met with counsel for the Disinterested Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board of Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of AlphaSector Allocation and its shareholders. Consequently, they unanimously approved the Plan.

The Board of Trustees of the Trust has also unanimously approved the Plan on behalf of AlphaSector Rotation.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Information Statement).

The Plan provides that all of the assets of AlphaSector Allocation will be acquired by AlphaSector Rotation in exchange for Class A, Class C and Class I shares of AlphaSector Rotation and the assumption by AlphaSector Rotation of all of the liabilities of AlphaSector Allocation on or about March 25, 2011, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, AlphaSector Allocation will endeavor to discharge all of its known liabilities and obligations. AlphaSector Allocation will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

At or prior to the Closing Date, AlphaSector Allocation will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund’s shareholders all of the Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund’s net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional shares of each class of AlphaSector Rotation to be received by the shareholders of AlphaSector Allocation will be determined by multiplying the respective outstanding class of shares of AlphaSector Allocation by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of AlphaSector Allocation by the net asset value per share of the respective class of shares of AlphaSector Rotation. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends on the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

VP Distributors, Inc., (“VP Distributors”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of AlphaSector Rotation, with Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to AlphaSector Rotation, AlphaSector Allocation will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of AlphaSector Rotation received by AlphaSector Allocation. The liquidation and distribution will be accomplished by the establishment of accounts in the names of AlphaSector Allocation’s shareholders on AlphaSector Rotation’s share records with its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of AlphaSector Rotation due to AlphaSector Allocation’s shareholders. All issued and outstanding shares of AlphaSector Allocation will be canceled. The shares of AlphaSector Rotation to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, AlphaSector Allocation will be terminated.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including, accuracy of various representations and warranties and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of the Funds; (b) by either Fund if the Reorganization has not occurred on or before May 31, 2011 or (c) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

If the Reorganization is not consummated, VIA or one of its affiliates will pay the expenses incurred by the Funds in connection with the Reorganization. In such event, no portion of the expenses will be borne directly or indirectly by AlphaSector Allocation, AlphaSector Rotation or their shareholders.

If the Reorganization is not consummated, the Board of Trustees of the Trust will consider other possible courses of action which may be in the best interests of AlphaSector Allocation shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, AlphaSector Allocation and AlphaSector Rotation will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan will, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that AlphaSector Allocation and AlphaSector Rotation each will be a “party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result:

1.	No gain or loss will be recognized by AlphaSector Rotation upon the receipt of the assets of AlphaSector Allocation solely in exchange for the shares of AlphaSector Rotation and the assumption by AlphaSector Rotation of the liabilities of AlphaSector Allocation;

2.	No gain or loss will be recognized by AlphaSector Allocation on the transfer of its assets to AlphaSector Rotation in exchange for AlphaSector Rotation’s shares and the assumption by AlphaSector Rotation of the liabilities of AlphaSector Allocation or upon the distribution of AlphaSector Rotation’s shares to AlphaSector Allocation’s shareholders in exchange for their shares of AlphaSector Allocation;

3.	No gain or loss will be recognized by AlphaSector Allocation’s shareholders upon the exchange of their shares of AlphaSector Allocation for shares of AlphaSector Rotation in liquidation of AlphaSector Allocation;

4.	The aggregate tax basis of the shares of AlphaSector Rotation received by each shareholder of AlphaSector Allocation pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of AlphaSector Allocation held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of AlphaSector Rotation received by each shareholder of AlphaSector Allocation will include the period during which the shares of AlphaSector Allocation exchanged therefor were held by such shareholder (provided that the shares of AlphaSector Allocation are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of AlphaSector Allocation acquired by AlphaSector Rotation will be the same as the tax basis of such assets to AlphaSector Allocation immediately prior to the Reorganization, and the holding period of such assets in the hands of AlphaSector Rotation will include the period during which the assets were held by AlphaSector Allocation.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, AlphaSector Allocation would recognize gain or loss on the transfer of its assets to AlphaSector Rotation and each shareholder of AlphaSector Allocation would recognize a taxable gain or loss equal to the difference between its tax basis in its AlphaSector Allocation shares and the fair market value of the shares of AlphaSector Rotation it received.

AlphaSector Rotation’s utilization after the Reorganization of any pre-Reorganization capital loss carryovers realized by AlphaSector Allocation to offset income or gain realized by AlphaSector Rotation could be subject to limitation. Shareholders of AlphaSector Allocation should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.

Pro-forma Capitalization

The following table sets forth the capitalization of the Funds as of September 30, 2010, and the capitalization of AlphaSector Rotation on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.02 Class A shares, 1.02 Class C shares and 1.02 Class I shares of AlphaSector Rotation for each Class A, Class C and Class I share, respectively, of AlphaSector Allocation.

Capitalization of AlphaSector Allocation, AlphaSector Rotation and

AlphaSector Rotation (Pro Forma)

	AlphaSector Allocation	AlphaSector Rotation	Adjustments		AlphaSector Rotation Pro-forma (After Reorganization)
Net Assets (in 000’s)

Class A	$20,294	$192,375	(24)		$212,645

Class C	$17,066	$133,453	(17)		$150,502

Class I	$2,024	$112,133	(14)		$114,143
Total Net Assets	$39,385	$437,960	(55	)(a)	$477,290
Net Asset Value Per Share

Class A	$10.35	$10.18			$10.18

Class C	$10.33	$10.09			$10.09

Class I	$10.36	$10.18			$10.18
Shares Outstanding (in 000’s)

Class A	1,961	18,890	33		20,884

Class C	1,652	13,228	39		14,919

Class I	195	11,010	4		11,209
Total Shares Outstanding	3,808	43,128	76	(b)	47,012
(a)	Reflects merger costs to be borne by AlphaSector Rotation.
(b)	Reflects change in shares outstanding due to an increase of Class A, Class C and Class I shares of AlphaSector Rotation in exchange for Class A, Class C and Class I shares, respectively, of AlphaSector Allocation based on the net asset value of AlphaSector Rotation’s Class A, Class C and Class I shares, respectively, at September 30, 2010.

The table set forth above should not be relied upon to calculate the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

VP Distributors, an affiliate of Virtus Investment Partners, Inc. and the sole stockholder of the Adviser, serves as the national distributor of the Funds’ shares. VP Distributors distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Each Fund is authorized to issue three classes of shares: Class A, Class C and Class I. Each Class has a separate distribution arrangement and bears its own distribution expenses, if any.

In the proposed Reorganization, shareholders of AlphaSector Allocation owning Class A, Class C or Class I shares will receive Class A, Class C or Class I shares, respectively, of AlphaSector Rotation. Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. A 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares are also subject to an ongoing distribution and/or services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% CDSC if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in AlphaSector Rotation will be added to the length of time you held shares in AlphaSector Allocation. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of AlphaSector Allocation. Class C shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the applicable Fund’s aggregate average daily net assets attributable to Class C shares. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of AlphaSector Allocation in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser, the Subadviser and their affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class C and Class I shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to AlphaSector Rotation.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200 as a result of redemption activity, subject to written notice within sixty days. In addition, subject to certain exceptions, each Fund may assess an annual fee of $25 per direct account for account balances under $2,500. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

The Funds currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds. Class C shares of the Funds are also exchangeable for Class T shares of those Virtus Mutual Funds offering them.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Dividend Policy

The Funds distribute net investment income semiannually. Both Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

Each Fund has qualified, and AlphaSector Rotation intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, provided that each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

AlphaSector Allocation and AlphaSector Rotation are series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act. The Trust was organized as a Delaware statutory trust in December 1995, and is governed by its Declaration of Trust and By-Laws, as amended, its Board of Trustees, and applicable Delaware and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of AlphaSector Allocation and AlphaSector Rotation and 18 other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of the Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of AlphaSector Allocation are offered in three classes (Class A, Class C and Class I) while AlphaSector Rotation also offers Class A, Class C and Class I shares. Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Trust’s Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

The Trust, on behalf of AlphaSector Allocation and AlphaSector Rotation, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust currently does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of the Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Trust’s Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Trust’s Declaration of Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

Under certain circumstances, the Trustees of the Trust may also terminate the Trust, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of the Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the Trust’s Declaration of Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of the Trust, each Trustee of the Trust, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to the Trust, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. The Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay the Trust, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of the Trust, and Delaware and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware and federal law, as applicable, directly for more complete information.

Shareholder Information

As of                     , the total number of shares of AlphaSector Allocation outstanding was as follows:

Number of Shares
Class A
Class C
Class I

Total

As of                     , the officers and Trustees of the Trust, as a group, owned beneficially or of record [                ] of the outstanding shares of AlphaSector Allocation.

As of                     , the officers and Trustees of the Trust, as a group, owned beneficially or of record [                ] of the outstanding shares of AlphaSector Rotation.

Control Persons and Principal Holders of Securities

The beneficial owners or record owners of more than 5% of the shares of AlphaSector Allocation and AlphaSector Rotation as of                     , were as follows:

AlphaSector Rotation—Class

Name and Address	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

AlphaSector Allocation—Class

Name and Address	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust relating to AlphaSector Allocation, for the year ended as of September 30, 2010, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The Annual Report of the Trust relating to AlphaSector Rotation, for the year ended as of September 30, 2010, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of AlphaSector Rotation will be passed upon by Kevin J. Carr, Esq., Vice President, Chief Legal Officer, Counsel, and Secretary of the Trust.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

March     , 2011

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this                  day of                     , 2011 by and between Virtus Opportunities Trust, a Delaware statutory trust (the “Trust”), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Virtus AlphaSector Rotation Fund (the “Acquiring Fund”), a separate series of the Trust, and on behalf of Virtus AlphaSector Allocation Fund (the “Acquired Fund”), a separate series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquired Fund and the Acquiring Fund are separate series of the Trust, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSACTION

1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3 The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4 VP Distributors, Inc. (“VPD”) shall make all computations of value, in its capacity as administrator for the Trust.

3. CLOSING AND CLOSING DATE

3.1 The Closing Date shall be March 25, 2011, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Virtus Investment Partners, 100 Pearl Street, Hartford, CT 06103 or at such other time and/or place as the parties may agree.

3.2 The Trust shall direct PFPC Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Trust shall direct VPD in its capacity as transfer agent for the Trust (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1 The Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Trust’s Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at September 30, 2010 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since September 30, 2010, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquired Fund could under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2 The Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Trust Instrument to own all of its assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The audited financial statements of the Acquiring Fund at September 30, 2010 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i) Since September 30, 2010, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5. COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2 If necessary, the Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.

5.5 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6. COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4 The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1 All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2 The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

8.3. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the Trust Instrument, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, the Trust, on behalf of neither the Acquired Fund nor the Acquiring Fund, may waive the conditions set forth in this paragraph 9.1;

9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust, on behalf of both the Acquiring Fund and the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5 The parties shall have received the opinion of McDermott Will & Emery LLP (“Tax Counsel”), addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement is more likely than not, for Federal income tax purposes, to qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Tax Counsel shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 9.5.

10. BROKERAGE FEES AND EXPENSES

10.1 The Trust, on behalf of both the Acquired Fund and the Acquiring Fund, represents and warrants both that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The expenses relating to the proposed Reorganization will be borne equally by the Acquired Fund and Virtus Investment Advisers, Inc. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3 In the event the transactions contemplated by this Agreement are not consummated, then Virtus Investment Advisers, Inc. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust on behalf of the Acquiring Fund and the Acquired Fund has not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before May 31, 2011 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13. WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their Board of Trustees, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.

14. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of VP Distributors, Inc., 100 Pearl Street, Hartford, CT 06103, Attn: Counsel.

16. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5 It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of each such party personally, but shall bind only the property of the respective party, as provided in the Trust Instrument. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in the Trust Instrument.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer all as of the date first written above.

VIRTUS OPPORTUNITIES TRUST, on behalf of its series Virtus AlphaSector Rotation Fund

By:
By:	W. Patrick Bradley
Title:	Chief Financial Officer and Treasurer

VIRTUS OPPORTUNITIES TRUST, on behalf of its series Virtus AlphaSector Allocation Fund

By:
By:	W. Patrick Bradley
Title:	Chief Financial Officer and Treasurer

Agreed and accepted as to paragraph 10.3 only:

VIRTUS INVESTMENT ADVISERS, INC.

By:
By:	Kevin J. Carr
Title:	Vice President and Clerk

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VIRTUS ALPHASECTOR ALLOCATION FUND

a series of

Virtus Opportunities Trust

c/o VP Distributors, Inc.

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS ALPHASECTOR ROTATION FUND

another series of

Virtus Opportunities Trust

This Statement of Additional Information, dated March     , 2011, relating specifically to the proposed transfer of the assets and liabilities of Virtus AlphaSector Allocation Fund (“AlphaSector Allocation”), a series of Virtus Opportunities Trust (the “Trust”) to Virtus AlphaSector Rotation Fund (“AlphaSector Rotation”), another series of the Trust, in exchange for Class A, Class C and Class I shares of beneficial interest, no par value, of AlphaSector Rotation (to be issued to holders of shares of AlphaSector Allocation), consists of the information set forth below pertaining to AlphaSector Allocation and AlphaSector Rotation and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of the Trust relating to AlphaSector Allocation and AlphaSector Rotation, dated January 31, 2011; and

(2)	Annual Report of the Trust relating to AlphaSector Allocation and AlphaSector Rotation for the year ended September 30, 2010.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of AlphaSector Allocation and AlphaSector Rotation dated March     , 2011. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

VIRTUS OPPORTUNITIES TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The Agreement and Declaration of Trust dated March 1, 2001, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1(a).	Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, filed via EDGAR with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002 and incorporated herein by reference.

1(b).	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

2(a).	Amended and Restated By-Laws dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

2(b).	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Virtus Bond Fund, and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

6(b).	Subadvisory Agreement between VIA and SCM Advisors LLC (“SCM”) dated July 1, 1998, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

6(c).	Investment Subadvisory Agreement Amendment between VIA and SCM effective July 1, 1998 for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

6(d).	Amendment to Subadvisory Agreement between VIA and SCM dated November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

6(e).	Third Amendment to Subadvisory Agreement between VIA and SCM dated September 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

6(f).	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 8, 2006, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006 and incorporated herein by reference.

6(g).	Second Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, dated June 27, 2007, on behalf of CA-Tax Exempt Bond Fund, Global Infrastructure Fund, High Yield Fund, Market Neutral Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

6(h).	Subadvisory Agreement between VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), dated June 27, 2007 on behalf of Global Infrastructure Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

6(i).	Subadvisory Agreement between VIA and Goodwin Capital Advisers, Inc. (“Goodwin”), dated June 27, 2007 on behalf of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

6(j).	Fourth Amendment to Subadvisory Agreement between VIA and SCM, on behalf of High Yield Fund, dated June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

6(k).	Third Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated September 24, 2007, on behalf of Virtus Alternatives Diversifier Fund, Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus AlphaSector Rotation Fund and Virtus AlphaSector Allocation Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

6(l).	First Amendment to Subadvisory Agreement between VIA and Duff & Phelps dated September 24, 2007, on behalf of Virtus International Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

6(m).	Subadvisory Agreement between VIA and Vontobel Asset Management, Inc. (“Vontobel”) dated September 24, 2007, on behalf of Virtus Foreign Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

6(n).	Subadvisory Agreement between VIA and The Boston Company Asset Management, LLC (“TBCAM”) dated January 10, 2008, on behalf of Virtus Market Neutral Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

6(o).	Second Amendment to Subadvisory Agreement between VIA and Goodwin dated January 31, 2008 on behalf of Virtus Senior Floating Rate Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

6(p).	Fourth Amendment to Amended and Restated Investment Advisory Agreement, between the Registrant and VIA on behalf of Virtus Senior Floating Rate Fund effective as of January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

6(q).	Fifth Amendment to Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of October 1, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

6(r).	Third Amendment to Subadvisory Agreement between VIA and Goodwin dated December 19, 2008, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated by reference.

6(s).	First Amendment to Subadvisory Agreement between VIA and Vontobel dated January 1, 2009, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated by reference.

6(t).	Second Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Global Opportunities Fund dated January 28, 2009, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated by reference.

6(u).	Sixth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA on behalf of Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund and Virtus Greater European Opportunities Fund effective as of March 2, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

6(v).	Seventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of May 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

6(w).	Third Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund dated April 21, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

6(x).	Second Amendment to Subadvisory Agreement between VIA and Duff & Phelps on behalf of Global Real Estate Securities Fund dated March 2, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

6(y).	Subadvisory Agreement between VIA and F-Squared Investments, Inc. on behalf of AlphaSector Allocation Fund and AlphaSector Rotation Fund dated September 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

6(z).	Eighth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

6(aa).	Fourth Amendment to Subadvisory Agreement between VIA and Goodwin dated July 15, 2009, filed via EDGAR with Post-Effective Amendment No. 35 (File No. 033-65137) on November 18, 2009 and incorporated herein by reference.

6(bb).	Fifth Amendment to Subadvisory Agreement between VIA and Goodwin dated January 1, 2011 on behalf of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, to be filed by amendment.

6(cc).	Fifth Amendment to Subadvisory Agreement between VIA and SCM, on behalf of Bond Fund and High Yield Fund, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

6(dd).	First Amendment to Subadvisory Agreement between VIA and TBCAM dated January 1, 2010, on behalf of Virtus Market Neutral Fund, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

6(ee).	Fourth Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Foreign Opportunities Fund, Global Opportunities Fund, Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

6(ff).	First Amendment to Subadvisory Agreement between VIA and F-Squared Investments, Inc. on behalf of AlphaSector Allocation Fund and AlphaSector Rotation Fund dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

6(gg).	Ninth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

6(hh).	Tenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

6(ii).	Eleventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

6(jj).	Twelfth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2011, to be filed by amendment.

6(kk).	Third Amendment to Subadvisory Agreement between VIA and Duff & Phelps on behalf of Global Infrastructure Fund, Global Real Estate Securities Fund, International Real Estate Securities Fund and Real Estate Securities Fund dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

7(a).	Underwriting Agreement between VP Distributors, Inc. (“VP Distributors”) and Registrant dated July 1, 1998 and filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers (January 29, 2010), filed via EDGAR with PEA No. 36 (File No. 033-65137) on January 28, 2010 and incorporated herein by reference.

8.	None.

9(a).	Master Custody Agreement between Registrant and The Bank of New York Mellon, dated November 5, 2009, filed via EDGAR with PEA No. 36 (File No. 033-65137) on January 28, 2010 and incorporated herein by reference.

9(b).	Custodian Services Agreement between Registrant and PFPC Trust Company dated November 23, 2009, filed via EDGAR with PEA No. 36 (File No. 033-65137) on January 28, 2010 and incorporated herein by reference.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

10(b).	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

10(c).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

10(d).	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

10(e).	Amendment to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

10(f).	Amendment to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

10(g).	Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

10(h).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(i).	Amendment No. 2 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(j).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(k).	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(l).	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(m).	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(n).	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(o).	Amendment No. 5 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 2, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

10(p).	Amendment No. 6 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

10(q).	Amendment No. 5 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 2, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

10(r).	Amendment No. 6 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

10(s).	Amendment No. 7 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

10(t).	Amendment No. 7 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

10(u).	Amendment No. 8 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

10(v).	Amendment No. 8 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

11.	Opinion and consent of Kevin J. Carr, Esq. Filed herewith.

12.	Tax opinion and consent of McDermott Will & Emery LLP. To be filed by amendment.

13(a).	Amended and Restated Transfer Agency and Service Agreement between the Virtus Mutual Funds and VP Distributors dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

13(b).	Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and VP Distributors effective as of April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

13(c).	Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated January 1, 2010, filed via EDGAR with PEA No. 36 (File No. 033-65137) on January 28, 2010 and incorporated herein by reference.

13(d).	Seventh Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

13(e).	First Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

13(f).	Second Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

13(g).	Third Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

13(h).	Fourth Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated January 1, 2011, to be filed by amendment.

13(i).	Eighth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

13(j).	Ninth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of April 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

13(k).	Tenth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

13(l).	Eleventh Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

13(m).	Twelfth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of January 1, 2011, to be filed by amendment.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus AlphaSector Allocation Fund and Virtus AlphaSector Rotation Fund of the Registrant. Filed herewith.

15.	Not applicable.

16.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward. Filed herewith.

17.	Not applicable.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

SIGNATURES

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 9th day of February, 2011.

VIRTUS OPPORTUNITIES TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this registration statement on Form N-14 in the capacities indicated on the 9th day of February, 2011.

Signatures	Title

/s/ George R. Aylward George R. Aylward	President (Principal Executive Officer) and Trustee

/s/ W. Patrick Bradley W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer

/s/ Leroy Keith, Jr. Dr. Leroy Keith, Jr.*	Trustee

/s/ Philip R. McLoughlin Philip R. McLoughlin*	Trustee and Chairman

/s/ Geraldine M. McNamara Geraldine M. McNamara*	Trustee

/s/ James M. Oates James M. Oates*	Trustee

/s/ Richard E. Segerson Richard E. Segerson*	Trustee

/s/ Ferdinand L.J. Verdonck Ferdinand L.J. Verdonck*	Trustee

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

EXHIBIT INDEX

Exhibit	Item

11	Opinion and consent of Kevin J. Carr, Esq.

14	Consent of PricewaterhouseCoopers LLP with respect to Virtus AlphaSector Allocation Fund and Virtus AlphaSector Rotation Fund of the Registrant

16	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward